Pay vs Performance Disclosure	12 Months Ended
	Apr. 03, 2026 USD ($)	Mar. 28, 2025 USD ($)	Mar. 29, 2024 USD ($)	Mar. 31, 2023 USD ($)	Apr. 01, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (PEO) and non-PEO NEOs and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (Pay Versus Performance Rules) and does not necessarily reflect how the Compensation and Leadership Development Committee evaluates compensation decisions.

					Value of Initial Fixed $100 Investment Based On:(5)
Year(1) (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs(2)(4) (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (in millions) (h)	Net Revenue Growth (by percentage)(6) (i)
2026	$83,577,342	$33,542,362	$22,154,285	$8,294,422	$98	$230	$973	27%
2025	$22,510,196	$33,544,036	$7,591,115	$4,928,382	$134	$175	$643	4%
2024	$15,362,827	$29,300,356	$6,219,954	$11,536,695	$112	$165	$607	14%
2023	$25,291,365	$5,686,393	$9,006,551	$(105,381)	$83	$113	$1,334	19%
2022	$13,517,505	$20,734,811	$12,126,077	$18,159,360	$128	$118	$836	10%

(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2022, 2023, 2024, 2025 and 2026.

	PEO	Non-PEO NEOs
2026	Vincent Pilette	Natalie Derse and Bryan Ko
2025	Vincent Pilette	Natalie Derse and Bryan Ko
2024	Vincent Pilette	Ondrej Vlcek, Natalie Derse, and Bryan Ko
2023	Vincent Pilette	Ondrej Vlcek, Natalie Derse, and Bryan Ko
2022	Vincent Pilette	Natalie Derse and Bryan Ko

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation and Related Information — Executive Compensation Tables — Summary Compensation Table” for additional information).

(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Pilette in accordance with the Pay Versus Performance Rules:

	Pension Plan Adjustments					Equity Award Adjustments
	Summary Compensation Table Total for PEO	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Compensation Actually Paid to PEO
2026	$83,577,342	N/A	N/A	$(80,495,844)	$41,800,388	$(11,168,830)	—	$(1,424,101)	—	$1,253,407	$33,542,362
2025	$22,510,196	N/A	N/A	$(19,831,802)	$22,927,750	$2,162,792	—	$4,934,262	—	$840,838	$33,544,036
2024	$15,362,827	N/A	N/A	$(13,386,893)	$17,963,298	$4,235,771	—	$4,261,074	—	$864,279	$29,300,356
2023	$25,291,365	N/A	N/A	$(23,336,211)	$10,908,779	$(5,774,617)	—	$(2,068,928)	—	$666,005	$5,686,393
2022	$13,517,505	N/A	N/A	$(11,437,131)	$15,110,461	$3,167,247	—	$356,090	—	$20,639	$20,734,811

(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules.

	Pension Plan Adjustments					Equity Award Adjustments
	Average Summary Compensation Table Total for Non-PEO NEOs	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Average Compensation Actually Paid to Non-PEO NEOs
2026	$22,154,285	N/A	N/A	$(20,666,704)	$10,765,130	$(3,906,887)	$—	$(436,096)	$—	$384,695	$8,294,422
2025	$7,591,115	N/A	N/A	$(6,154,702)	$7,115,515	$923,819	$—	$1,409,980	$(6,246,581)	$289,237	$4,928,382
2024	$6,219,954	N/A	N/A	$(5,088,586)	$6,828,155	$2,218,641	$—	$1,122,822	$—	$235,709	$11,536,695
2023	$9,006,551	N/A	N/A	$(8,173,767)	$5,095,792	$(5,796,603)	$—	$(517,328)	$—	$279,974	$(105,381)
2022	$12,126,077	N/A	N/A	$(11,197,900)	$13,885,671	$1,213,977	$—	$1,000,832	$—	$1,130,703	$18,159,360

(5)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (Peer Group TSR) is determined based on the value of an initial fixed investment of $100 on April 1, 2022, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the S&P Information Technology Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended April 3, 2026.

(6)
We have determined that Net Revenue Growth is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal year 2026, to company performance (Company Selected Measure (as defined in the Pay Versus Performance Rules)). “Net Revenue Growth” refers to the percentage of year-over-year growth in annual GAAP net revenue.

(7)	On June 13, 2024, Ondrej Vlcek departed from the Company as President. As a result:
His PRU awards that were granted on October 10, 2022, and May 10, 2023, were fully cancelled upon departure and are not included in “Compensation Actually Paid to Non-PEO NEOs.”
His RSU awards that were granted on October 10, 2022, and May 10, 2023 were partially cancelled. The first and second tranches of these RSU awards, which vested before his departure, are included in the “Compensation Actually Paid to Non-PEO NEOs” for prior fiscal years, while the third tranches of these RSU awards, which were unvested at the time of his departure were cancelled and excluded from “Compensation Actually Paid to Non-PEO NEOs.”

Company Selected Measure Name	Net Revenue Growth
Named Executive Officers, Footnote
(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2022, 2023, 2024, 2025 and 2026.

	PEO	Non-PEO NEOs
2026	Vincent Pilette	Natalie Derse and Bryan Ko
2025	Vincent Pilette	Natalie Derse and Bryan Ko
2024	Vincent Pilette	Ondrej Vlcek, Natalie Derse, and Bryan Ko
2023	Vincent Pilette	Ondrej Vlcek, Natalie Derse, and Bryan Ko
2022	Vincent Pilette	Natalie Derse and Bryan Ko

Peer Group Issuers, Footnote
(5)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (Peer Group TSR) is determined based on the value of an initial fixed investment of $100 on April 1, 2022, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the S&P Information Technology Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended April 3, 2026.

PEO Total Compensation Amount	$ 83,577,342	$ 22,510,196	$ 15,362,827	$ 25,291,365	$ 13,517,505
PEO Actually Paid Compensation Amount	$ 33,542,362	33,544,036	29,300,356	5,686,393	20,734,811
Adjustment To PEO Compensation, Footnote
(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Pilette in accordance with the Pay Versus Performance Rules:

	Pension Plan Adjustments					Equity Award Adjustments
	Summary Compensation Table Total for PEO	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Compensation Actually Paid to PEO
2026	$83,577,342	N/A	N/A	$(80,495,844)	$41,800,388	$(11,168,830)	—	$(1,424,101)	—	$1,253,407	$33,542,362
2025	$22,510,196	N/A	N/A	$(19,831,802)	$22,927,750	$2,162,792	—	$4,934,262	—	$840,838	$33,544,036
2024	$15,362,827	N/A	N/A	$(13,386,893)	$17,963,298	$4,235,771	—	$4,261,074	—	$864,279	$29,300,356
2023	$25,291,365	N/A	N/A	$(23,336,211)	$10,908,779	$(5,774,617)	—	$(2,068,928)	—	$666,005	$5,686,393
2022	$13,517,505	N/A	N/A	$(11,437,131)	$15,110,461	$3,167,247	—	$356,090	—	$20,639	$20,734,811

Non-PEO NEO Average Total Compensation Amount	$ 22,154,285	7,591,115	6,219,954	9,006,551	12,126,077
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,294,422	4,928,382	11,536,695	(105,381)	18,159,360
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules.

	Pension Plan Adjustments					Equity Award Adjustments
	Average Summary Compensation Table Total for Non-PEO NEOs	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Average Compensation Actually Paid to Non-PEO NEOs
2026	$22,154,285	N/A	N/A	$(20,666,704)	$10,765,130	$(3,906,887)	$—	$(436,096)	$—	$384,695	$8,294,422
2025	$7,591,115	N/A	N/A	$(6,154,702)	$7,115,515	$923,819	$—	$1,409,980	$(6,246,581)	$289,237	$4,928,382
2024	$6,219,954	N/A	N/A	$(5,088,586)	$6,828,155	$2,218,641	$—	$1,122,822	$—	$235,709	$11,536,695
2023	$9,006,551	N/A	N/A	$(8,173,767)	$5,095,792	$(5,796,603)	$—	$(517,328)	$—	$279,974	$(105,381)
2022	$12,126,077	N/A	N/A	$(11,197,900)	$13,885,671	$1,213,977	$—	$1,000,832	$—	$1,130,703	$18,159,360

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Required Tabular Disclosure of Most Important Measures
In accordance with the Pay Versus Performance Rules, the following table lists the most important financial and non-financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link “compensation actually paid” to our NEOs, for fiscal year 2026, to company performance, as further described in our Compensation Discussion and Analysis within the sections titled “Executive Compensation and Related Information — Executive Compensation Summary — FY25 Performance Highlights and Pay for Performance Alignment” (see page 44), “Executive Compensation and Related Information — Executive Compensation Summary — Compensation Components” (see page 47), “Executive Compensation and Related Information — Executive Compensation Summary — Executive Annual Incentive Plan (EAIP)” (see page 51), and “Executive Compensation and Related Information — Executive Compensation Summary — Equity Incentive Awards” (see page 53).

Most Important Performance Measures
Net Revenue Growth
Non-GAAP Operating Income
Non-GAAP Operating Margin
Relative Total Shareholder Return
Absolute Total Shareholder Return
Bookings Growth

Total Shareholder Return Amount	$ 98	134	112	83	128
Peer Group Total Shareholder Return Amount	230	175	165	113	118
Net Income (Loss)	$ 973,000,000	$ 643,000,000	$ 607,000,000	$ 1,334,000,000	$ 836,000,000
Company Selected Measure Amount	0.27	0.04	0.14	0.19	0.10
PEO Name	Vincent Pilette	Vincent Pilette	Vincent Pilette	Vincent Pilette	Vincent Pilette
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	Bookings Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (80,495,844)	$ (19,831,802)	$ (13,386,893)	$ (23,336,211)	$ (11,437,131)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,800,388	22,927,750	17,963,298	10,908,779	15,110,461
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,168,830)	2,162,792	4,235,771	(5,774,617)	3,167,247
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,424,101)	4,934,262	4,261,074	(2,068,928)	356,090
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,253,407	840,838	864,279	666,005	20,639
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,666,704)	(6,154,702)	(5,088,586)	(8,173,767)	(11,197,900)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,765,130	7,115,515	6,828,155	5,095,792	13,885,671
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,906,887)	923,819	2,218,641	(5,796,603)	1,213,977
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(436,096)	1,409,980	1,122,822	(517,328)	1,000,832
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(6,246,581)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 384,695	$ 289,237	$ 235,709	$ 279,974	$ 1,130,703